Income Taxes - Schedule of Income (Loss) before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (15,145)	$ (2,651)	$ (11,867)
Foreign	(427)	117	117
Loss before provision for income taxes	$ (15,572)	$ (2,534)	$ (11,750)